UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Craig A. Drill
           d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:   724 Fifth Avenue
           9th Floor
           New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig A. Drill
Title:     Investment Manager / Managing Member
Phone:     (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           April 27, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $135,926 (thousands)


List of Other Included Managers:

None



                                                                  FORM 13F INFORMATION TABLE
                                                                        Craig A. Drill
                                                                        March 31, 2006




COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                    VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION   MANAGERS  SOLE      SHARED   NONE
--------------                 --------    -----       --------  -------    --- ----  ----------   --------  ----      ------   ----
BALDOR ELEC CO.                COM         057741100    1,223       36,100  SH        SOLE         NONE         36,100
CANDELA CORP                   COM         136907102   28,242    1,307,500  SH        SOLE         NONE      1,307,500
CIPHERGEN BIOSYSTEMS INC       COM         17252Y104    1,916    1,204,900  SH        SOLE         NONE      1,204,900
COMARCO INC                    COM         200080109    4,229      370,000  SH        SOLE         NONE        370,000
COOPER COS INC                 COM NEW     216648402   24,919      461,200  SH        SOLE         NONE        461,200
EAGLE MATERIALS INC            CL B        26969P207      519        8,133  SH        SOLE         NONE          8,133
FARMER BROS CO                 COM         307675108      361       16,200  SH        SOLE         NONE         16,200
GILDAN ACTIVEWEAR INC          COM         375916103    1,839       38,700  SH        SOLE         NONE         38,700
H & Q LIFE SCIENCES INVS       SH BEN INT  404053100    1,180       68,952  SH        SOLE         NONE         68,952
LUMINEX CORP DEL               COM         55027E102    2,944      198,100  SH        SOLE         NONE        198,100
MANNKIND CORP                  COM         56400P201    1,137       55,600  SH        SOLE         NONE         55,600
PALOMAR MED TECHNOLOGIES INC   COM NEW     697529303   36,795    1,100,000  SH        SOLE         NONE      1,100,000
PANTRY INC                     COM         698657103    2,396       38,400  SH        SOLE         NONE         38,400
QMED                           COM         747914109    5,813      628,400  SH        SOLE         NONE        628,400
QUEST DIAGNOSTICS INC          COM         74834L100   20,094      391,700  SH        SOLE         NONE        391,700
TENNANT CO                     COM         880345103      947       18,100  SH        SOLE         NONE         18,100
THIRD WAVE TECHNOLOGIES INC    COM         88428W108    1,374      438,900  SH        SOLE         NONE        438,900


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